PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			¥ 47,930		¥ 88,165
Accumulated depreciation and amortization			(6,183)		(25,040)
Total property, equipment and software, net	$ 9,702		41,747		63,125
Depreciation and amortization expenses	$ 2,899	¥ 18,859	4,586	¥ 1,388
Computers and equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			23,117		41,374
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			5,668		9,972
Leasehold improvement
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			15,990		23,005
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software, gross			¥ 3,155		¥ 13,814